Annual Operating Expenses {- Fidelity Nasdaq Composite Index ETF} - 11.30 Fidelity Nasdaq Composite Index ETF - PRO-12 - Fidelity Nasdaq Composite Index ETF - Fidelity Nasdaq Composite Index ETF	Jan. 29, 2022
Operating Expenses:
Management fee	0.21%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.21%